RESIDENTIAL MORTGAGE LOAN SPONSOR LLC ABS-15G

Exhibit 99.10

Loan Number	Property State	As-of Date	Is Due Date Available?	Due Date	Foreclosure?	Future Default Risk	Missing Comments Starting 1	Missing Comments End 1	Missing Comments Starting 2	Missing Comments End 2	Exception Comments	Summary Comment	Borrower Contact Comment	Last Borrower Contact Date	Borrower Intention	Reason For Default	Servicer Contact Attempts	Evidence of Dispute	Imminent Default probable?	Additional Risk Factors	Willingness to Pay	Last Inspection Completed Date	Is there evidence the primary borrower or co-borrower is deceased?	Ability to Pay	Current Occupancy - inspection	First Vacancy Date	Occupancy - borrower	Does the inspection occupancy match the borrower occupancy?	Default Status	Foreclosure Initiation Date	Last FC Stage	Last FC Stage Date	Is there evidence the current foreclosure may be dismissed?	FCL Delay Code	Greater than 1 year DQ and not in FCL flag	Unexplained Lack of Enforcement (Non-Foreclosure Related)	Bankruptcy?	Last Filing Date	Case Number	Bankruptcy Chapter	Current Bankruptcy Status	Bankruptcy Status date	Last Bankruptcy Stage	Last Bankruptcy Stage Date	Loss Mit?	Current Loss Mitigation Type	Current Loss Mit Status	Current Loss Mit Status Date	Previous Loss Mitigation Type	Previous Loss Mit Status	Previous Loss Mit Status Date	HHF Assistance?	Mediation Hearing?	Damage Flag	Damage Type	Estimated damage amount	Poor Property Condition with No Reported Damage?	Property Type Exception?	REO	REO Status	Evidence of Litigation	Active Military/SCRA Flag	Is there evidence of title issues?	Title Issue Type	Is there evidence the loan has been Paid in Full?	Is there evidence the loan has been charged off?	Unsecured Collateral?	Is there evidence of unpaid delinquent property taxes?	Delinquent Property Tax Amount	Evidence of ongoing insurance issue?	Evidence that property is located in a current FEMA disaster area?	Active Cease and Desist Order?	Are there any missing comments during the review period?
419610802	NJ	12/31/2020	Yes	4/1/2020	Currently	High	• FORECLOSURE DELAY: Per comment on 12/8/2020, the foreclosure is on hold due an Assignment of Mortgage needed. The attorney advised once the Assignment is recorded it will be uploaded.
• CEASE AND DESIST: Per comment on 9/22/2020, a cease and desist alert was added to the loan.	LOAN STATUS: The loan is currently in Foreclosure status. The reason for default is reported to be Curtailment of Income.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 9/17/2020. An outbound call was placed to the borrower on 9/17/2020 where the borrower indicated that they would touch base on 9/27/2020 for a due date to reinstate and bring the loan current.

FORECLOSURE: There is evidence of current foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Referred to Attorney completed on xxx.  The foreclosure is currently delayed due to Missing Assignments.
												LOSS MITIGATION: There is evidence of a previous Declined Forbearance associated with this loan. The prior loss mitigation review of Forbearance was Declined on xxx.	An outbound call was placed to the borrower on 9/17/2020 where the borrower indicated that they would touch base on 9/27/2020 for a due date to reinstate and bring the loan current.	9/17/2020	Retention	Curtailment of Income	Contact made with borrower	No	No	No	Low		No	Low			Owner Occupied	N/A	Foreclosure	xxx	Referred to Attorney	xxx	No	Missing Assignments	No	No	Never								Previously				Forbearance	Declined	6/30/2020	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	Yes	No
419610890	NJ	12/31/2020	Yes	2/1/2021	Never	Low	(No Data)	LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of xxx. The most recently documented status of the bankruptcy was Bankruptcy Filed as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/5/2021. Servicing comments indicate the last borrower contact was made on 1/5/2021.  The borrower called in to make a payment in the amount of $XXXXX and also to reset the password.
												LOSS MITIGATION: There is evidence of a previous Completed Forbearance associated with this loan. The prior loss mitigation review of Forbearance was Completed on xxx.	Servicing comments indicate the last borrower contact was made on 1/5/2021. The borrower called in to make a payment in the amount of $XXXXX and also to reset the password.	1/5/2021	Retention	Current	Contact made with borrower	No	No	No	High		No	Medium			Owner Occupied	N/A	Current/Bankruptcy						No	No	Currently	xxx	xxx	7	Active	xxx	Bankruptcy Filed	xxx	Previously				Forbearance	Completed	6/26/2020	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No	No
419441309	CA	12/31/2020	Yes	1/1/2021	Never	Medium	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/29/2020. The last contact was on 12/29/2020 with the authorized third party (ATP). They were advised that two payments were due on the repayment plan. The ATP advised they would speak with their spouse and return the call to make a payment. Per comments on 1/4/2021, a payment in the amount of $XXXXX was made.
LOSS MITIGATION: There is evidence of a previous Completed Repayment Plan associated with this loan.  The prior loss mitigation review of Repayment Plan was Completed on 1/13/2021.
												OCCUPANCY: The most recent inspection was completed on 11/19/2020. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	The last contact was on 12/29/2020 with the authorized third party (ATP). They were advised that two payments were due on the repayment plan. The ATP advised they would speak with their spouse and return the call to make a payment. Per comments on 1/4/2021, a payment in the amount of $XXXXX was made.	12/29/2020	Retention	Current	Contact made with borrower	No	No	No	Medium	11/19/2020	No	Medium	Not Determined		Owner Occupied	N/A	Current						No	No	Never								Previously				Repayment Plan	Completed	1/13/2021	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No	No
419441455	TX	12/31/2020	Yes	11/1/2020	Never	Medium	• ACTIVE LOSS MITIGATION: The borrower received a six month repayment plan beginning on 8/1/2020 with payments in the amount of $1,539.31. The plan ends on 1/1/2021.	LOAN STATUS: The loan is currently in Loss Mitigation status. The reason for default is reported to be Curtailment of Income.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy status was not determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 10/8/2020. The last contact with the borrower was on 10/8/2020. The borrower called in to confirm if the payment was posted. The servicer advised the borrower that the payment for September and October have not been posted. The borrower stated they would make the payment online.  A payment was made in the amount of $XXXXX dated 10/8/2020.
LOSS MITIGATION: There is evidence of an active Repayment Plan associated with this loan. The Repayment Plan review began on 12/31/2020. The prior loss mitigation review of Forbearance was Completed on 7/29/2020.
												OCCUPANCY: The most recent inspection was completed on 11/11/2020. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	The last contact with the borrower was on 10/8/2020. The borrower called in to confirm if the payment was posted. The servicer advised the borrower that the payment for September and October have not been posted. The borrower stated they would make the payment online. A payment was made in the amount of $XXXXX dated 10/8/2020.	10/8/2020	Retention	Curtailment of Income	Contact made with borrower	No	No	No	Medium	11/11/2020	No	Medium	Not Determined		Owner Occupied	N/A	Loss Mitigation						No	No	Previously	xxx	Not Determined	Not Determined	Not Determined	xxx	Not Determined	xxx	Currently	Repayment Plan	In Process	12/31/2020	Forbearance	Completed	7/29/2020	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No	No
419441372	CA	12/31/2020	Yes	1/1/2021	Never	Medium	• ACTIVE LOSS MITIGATION: On 9/14/2020, the borrower set up a six month repayment plan starting in October after their forbearance plan due to the Covid-19 pandemic expired. At the end of the review, the borrower was due for the fifth repayment plan in February 2021.	LOAN STATUS: The loan is currently in Current/Loss Mitigation status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 9/14/2020. On 9/14/2020, the borrower was contacted regarding their past due amount due to the forbearance program expiring by the end of the month. The borrower agreed to a six month repayment plan beginning in October, which was still active at the end of the review period.
LOSS MITIGATION: There is evidence of an active Repayment Plan associated with this loan. The Repayment Plan review began on 9/14/2020. The prior loss mitigation review of Forbearance was Completed on 9/14/2020.
												OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	On 9/14/2020, the borrower was contacted regarding their past due amount due to the forbearance program expiring by the end of the month. The borrower agreed to a six month repayment plan beginning in October, which was still active at the end of the review period.	9/14/2020	Retention	Current	Contact made with borrower	No	No	No	Medium		No	Medium			Not Determined	N/A	Current/Loss Mitigation						No	No	Never								Currently	Repayment Plan	In Process	9/14/2020	Forbearance	Completed	9/14/2020	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No	No
419441444	FL	12/31/2020	Yes	12/1/2020	Previously	Medium	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/27/2020. Servicing comments indicate the last borrower contact was made on 11/27/2020. The borrower wanted to send a payment in the amount of $20,000.00. The borrower was given wire instructions and was advised that a reinstatement quote would be requested. A one time draft was set up on xxx in the amount of $XXXXX.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
												OCCUPANCY: The most recent inspection was completed on 11/11/2020. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	Servicing comments indicate the last borrower contact was made on 11/27/2020. The borrower wanted to send a payment in the amount of $XXXXX. The borrower was given wire instructions and was advised that a reinstatement quote would be requested. A one time draft was set up on xxx in the amount of $XXXXX.	11/27/2020	Retention	Current	Contact made with borrower	No	No	No	Medium	11/11/2020	No	Medium	Not Determined		Owner Occupied	N/A	Current	xxx	Close and Bill	xxx	No	N/A	No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No	No
419441172	AZ	12/31/2020	Yes	2/1/2021	Previously	Low	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/4/2020. The last contact with the borrower was on 12/1/2020.  The borrower was contacted regarding the December payment.  The borrower advised the servicer the web application was asking for information to be verified and the borrower was unable to make payment online.  The servicer attempted to process the payment however a code was received and the payment was not processed.  The borrower was advised once the code was removed the servicer would give the borrower a call.  The payment was processed 12/7/2020.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Forbearance associated with this loan.  The prior loss mitigation review of Forbearance was Completed on 6/29/2020.
												OCCUPANCY: The most recent inspection was completed on 11/11/2020. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	The last contact with the borrower was on 12/1/2020. The borrower was contacted regarding the December payment. The borrower advised the servicer the web application was asking for information to be verified and the borrower was unable to make payment online. The servicer attempted to process the payment however a code was received and the payment was not processed. The borrower was advised once the code was removed the servicer would give the borrower a call. The payment was processed 12/7/2020.	12/4/2020	Retention	Current	Contact made with borrower	No	No	No	High	11/11/2020	No	Medium	Not Determined		Owner Occupied	N/A	Current	xxx	Close and Bill	xxx	No	N/A	No	No	Never								Previously				Forbearance	Completed	6/29/2020	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No	No
419441274	CA	12/31/2020	Yes	5/1/2020	Currently	High	• SHORT SALE INFO: Servicing comments dated 10/21/2020 indicate a short sale package was received and forwarded to the investor for a decision. Servicing comments on 11/27/2020 indicate the short sale was denied.	LOAN STATUS: The loan is currently in Foreclosure status. The reason for default is reported to be Curtailment of Income.
BORROWER CONTACT: Contact attempted but unable to contact borrower.  The last date of contact on behalf of the borrower was 11/3/2020. Servicing comments indicate the last contact was made on 11/3/2020 with the authorized third party (ATP).  The servicer advised the ATP that the investor had rejected the short sale offer due to a tax lien amount.  The servicer suggested that the agent ask the borrower to request a reduction of the tax lien pay off.
FORECLOSURE: There is evidence of current foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Referred to Attorney completed on xxx.
LOSS MITIGATION: There is evidence of a previous Declined Short Sale associated with this loan.  The prior loss mitigation review of Short Sale was Declined on 11/27/2020.
												OCCUPANCY: The most recent inspection was completed on 9/28/2020. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	Servicing comments indicate the last contact was made on 11/3/2020 with the authorized third party (ATP). The servicer advised the ATP that the investor had rejected the short sale offer due to a tax lien amount. The servicer suggested that the agent ask the borrower to request a reduction of the tax lien pay off.	11/3/2020	Non-Retention	Curtailment of Income	Contact attempted but unable to contact borrower	No	No	No	Low	9/28/2020	No	Low	Not Determined		Owner Occupied	N/A	Foreclosure	xxx	Referred to Attorney	xxx	No	N/A	No	No	Never								Previously				Short Sale	Declined	11/27/2020	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No	No
419441462	IL	12/31/2020	Yes	8/1/2020	Never	High	• ACTIVE LOSS MITIGATION: The loan was approved for a repayment plan on 9/8/2020 in which the borrower is to make three payments in the amount of $1500.00. The borrower completed the last repayment plan payment on 11/23/2020, however, the borrower was advised that they need to continue making the repayment plan payment for the next three months and a modification would be reviewed at that time.	LOAN STATUS: The loan is currently in Loss Mitigation status. The reason for default is reported to be Curtailment of Income.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/16/2021. The borrower called on 1/12/2021 indicating that they might return to work in three months. The borrower was advised to complete a payment for 7/1/2020 using the funds in suspense and once the payment was completed, the investor would be contacted for an extension to the repayment plan.
LOSS MITIGATION: There is evidence of an active Repayment Plan associated with this loan. The Repayment Plan was Approved on 12/31/2020.
												OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	The borrower called on 1/12/2021 indicating that they might return to work in three months. The borrower was advised to complete a payment for 7/1/2020 using the funds in suspense and once the payment was completed, the investor would be contacted for an extension to the repayment plan.	1/16/2021	Not Determined	Curtailment of Income	Contact made with borrower	No	No	No	High		No	Medium			Not Determined	N/A	Loss Mitigation						No	No	Never								Currently	Repayment Plan	Approved	12/31/2020				No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No	No
419441339	CA	12/31/2020	Yes	10/1/2020	Never	Medium	• ACTIVE LOSS MITIGATION: The borrower was set up on an additional two month repayment plan starting on 11/5/2020 due to the Covid-19 pandemic and it was still active at the end of the review period.	LOAN STATUS: The loan is currently in Loss Mitigation status. The reason for default is reported to be Curtailment of Income.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/22/2020. On 12/22/2020, the borrower called in regarding their account. The borrower advised due to their state's lock down order for Covid, they would be unable to complete one month payment using the additional funds in suspense. The borrower was advised they would need to pay the payment for an additional two month deferment; however, they were unsure if they would be able to start making payments in January.
LOSS MITIGATION: There is evidence of an active Forbearance associated with this loan. The Forbearance was Approved on 12/31/2020. The prior loss mitigation review of Repayment Plan was Denied on 11/5/2020.
												OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	On 12/22/2020, the borrower called in regarding their account. The borrower advised due to their state's lock down order for Covid, they would be unable to complete one month payment using the additional funds in suspense. The borrower was advised they would need to pay the payment for an additional two month deferment; however, they were unsure if they would be able to start making payments in January.	12/22/2020	Retention	Curtailment of Income	Contact made with borrower	No	No	No	High		No	Medium			Not Determined	N/A	Loss Mitigation						No	No	Never								Currently	Forbearance	Approved	12/31/2020	Repayment Plan	Denied	11/5/2020	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No	No
419441316	CA	12/31/2020	Yes	11/1/2020	Never	Medium	• ACTIVE LOSS MITIGATION: A repayment plan was approved on 9/8/2020 in which the borrower is to make six payments in the amount of $7120.77 starting 10/1/2020 through 3/1/2021.	LOAN STATUS: The loan is currently in Loss Mitigation status. The reason for default is reported to be Curtailment of Income.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 9/8/2020. An outbound call was made to the borrower on 9/8/2020 in which the borrower was advised of the total amount past due. The borrower made a payment in the amount of $XXXXX. Additionally, the borrower requested a six month repayment plan. The borrower was advised that the repayment plan agreement would be emailed if approved.

LOSS MITIGATION: There is evidence of an active Repayment Plan associated with this loan. The Repayment Plan was Approved on 12/31/2020.
												OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	An outbound call was made to the borrower on 9/8/2020 in which the borrower was advised of the total amount past due. The borrower made a payment in the amount of $XXXXX. Additionally, the borrower requested a six month repayment plan. The borrower was advised that the repayment plan agreement would be emailed if approved.	9/8/2020	Retention	Curtailment of Income	Contact made with borrower	No	No	No	Medium		No	Medium			Not Determined	N/A	Loss Mitigation						No	No	Never								Currently	Repayment Plan	Approved	12/31/2020				No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No	No
432292324	CA	12/31/2020	Yes	2/1/2021	Previously	Medium	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/10/2019. On 12/10/2019, the borrower's attorney had contacted regarding the repayment plan via email. Another copy of the plan was sent to the attorney's email and they were advised it would need signed to apply the down payment funds already received. The signed plan was received on 12/17/2019.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
												LOSS MITIGATION: There is evidence of a previous Completed Repayment Plan associated with this loan. The prior loss mitigation review of Repayment Plan was Completed on 12/29/2020.	On 12/10/2019, the borrower's attorney had contacted regarding the repayment plan via email. Another copy of the plan was sent to the attorney's email and they were advised it would need signed to apply the down payment funds already received. The signed plan was received on 12/17/2019.	12/10/2019	Retention	Current	Contact made with borrower	No	No	No	High		No	High			Owner Occupied	Yes	Current	xxx	Close and Bill	xxx	No	N/A	No	No	Never								Previously				Repayment Plan	Completed	12/29/2020	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No	No
432292307	FL	12/31/2020	Yes	2/1/2021	Previously	Medium	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 7/21/2020. An outbound call was made to the borrower on 7/21/2020 to advise that the account was current.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Denied Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Denied on 9/30/2019.
												OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	An outbound call was made to the borrower on 7/21/2020 to advise that the account was current.	7/21/2020	Retention	Current	Contact made with borrower	No	No	No	Medium		No	Medium			Not Determined	N/A	Current	xxx	Close and Bill	xxx	No	N/A	No	No	Never								Previously				Loan Modification	Denied	9/30/2019	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No	No